Pay vs Performance Disclosure - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ 340,736	¥ 165,863	¥ 92,786